UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04528)

Exact name of registrant as specified in charter:	Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2016

Date of reporting period:	February 29, 2016

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund

The fund's portfolio
2/29/16 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.8%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.9%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	$500,000	$563,445

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	350,000	387,625

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	Baa2	250,000	277,148

			1,228,218
Ohio (94.8%)

Akron, G.O. Bonds, AGM, 5s, 12/1/25 (Prerefunded 12/1/17)	AA	1,005,000	1,081,792

Allen Cnty., Hosp. Fac. Rev. Bonds (Catholic Hlth. Care), Ser. A, 5 1/4s, 6/1/38	AA-	1,000,000	1,117,320

American Muni. Pwr., Inc. Rev. Bonds
(Prairie State Energy Campus), Ser. A, AGC, U.S. Govt. Coll., 5 3/4s, 2/15/39 (Prerefunded 2/15/19)	AA	1,500,000	1,717,935
Ser. A, 5 1/4s, 2/15/33	A1	250,000	290,940
5s, 2/15/39	A1	1,000,000	1,137,480
(Prairie State Energy Campus), 5s, 2/15/38	A1	90,000	95,851
(Prairie State Energy Campus), U.S. Govt. Coll., 5s, 2/15/38 (Prerefunded 2/15/18)	AAA/P	1,410,000	1,528,073

Barberton, City School Dist. G.O. Bonds (School Impt.), U.S. Govt. Coll., 5 1/4s, 12/1/28 (Prerefunded 6/1/18)	AA	1,390,000	1,531,891

Bowling Green State U. Rev. Bonds, Ser. A, 5s, 6/1/42	A1	1,000,000	1,147,810

Brookfield, Local School Dist. G.O. Bonds (School Fac. Impt.), AGM, 5s, 1/15/26	Aa2	1,000,000	1,078,430

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, 5 3/4s, 6/1/34	B-	1,500,000	1,343,790

Cincinnati, G.O. Bonds, Ser. D, 4s, 12/1/32	Aa2	500,000	530,305

Cincinnati, City School Dist. COP, AGM
5s, 12/15/28 (Prerefunded 12/15/16)	AA	1,840,000	1,905,228
5s, 12/15/28 (Prerefunded 12/15/16)	AA	660,000	683,397

Cincinnati, Econ. Dev. Rev. Bonds (Keystone Parke Phase III), Ser. B, 5s, 11/1/40	Aa3	500,000	570,070

Cleveland, G.O. Bonds, Ser. A, AGC, U.S. Govt. Coll., 5s, 12/1/29 (Prerefunded 6/1/17)	AA	2,000,000	2,110,980

Cleveland, Arpt. Syst. Rev. Bonds, Ser. C, AGM, 5s, 1/1/23 (Prerefunded 1/1/17)	AA	1,500,000	1,556,445

Cleveland, Income Tax Rev. Bonds (Bridges & Roadways), Ser. B, AGC, U.S. Govt. Coll., 5s, 10/1/29 (Prerefunded 4/1/18)	AA	1,000,000	1,087,670

Cleveland, Pkg. Fac. Rev. Bonds, AGM
5 1/4s, 9/15/22	AA	1,630,000	1,934,256
5 1/4s, 9/15/22 (Escrowed to maturity)	AA	770,000	960,460

Cleveland, Pub. Pwr. Syst. Rev. Bonds, Ser. B-1, NATL, zero %, 11/15/25	AA-	3,000,000	2,299,560

Cleveland, State U. Rev. Bonds, 5s, 6/1/37	A1	1,500,000	1,680,690

Cleveland, Urban Renewal Increment Rev. Bonds (Rock & Roll Hall of Fame), 6 3/4s, 3/15/18	B/P	380,000	381,744

Cleveland, Wtr. Rev. Bonds
Ser. X, 5s, 1/1/42	Aa1	1,000,000	1,135,340
Ser. A, 5s, 1/1/26	Aa2	500,000	597,605

Cleveland-Cuyahoga Cnty., Rev. Bonds (Euclid Ave. Dev., Corp.), 5s, 8/1/39	A2	1,000,000	1,109,980

Columbus, G.O. Bonds, Ser. A
5s, 2/15/25 (Prerefunded 8/15/22)	Aaa	1,000,000	1,220,590
5s, 8/15/24	Aaa	1,000,000	1,245,030

Columbus, Swr. Rev. Bonds, 5s, 6/1/32	Aa1	1,000,000	1,228,740

Columbus, Swr. VRDN, Ser. B, 0.01s, 6/1/32	VMIG1	1,430,000	1,430,000

Cuyahoga Cmnty., College Dist. Rev. Bonds
Ser. C, U.S. Govt. Coll., 5 1/4s, 2/1/29 (Prerefunded 2/1/20)	Aa2	995,000	1,155,543
Ser. D, 5s, 8/1/32	Aa2	750,000	876,870
Ser. C, U.S. Govt. Coll., 5s, 8/1/25 (Prerefunded 2/1/20)	Aa2	1,500,000	1,729,560

Cuyahoga Cnty., COP (Convention Hotel), 5s, 12/1/27	Aa3	1,250,000	1,478,413

Cuyahoga, Rev. Bonds (Sports Fac. Impt.)
5s, 12/1/27	AA-	250,000	299,390
5s, 12/1/25	AA-	100,000	121,501

Dayton, City School Dist. G.O. Bonds, 5s, 11/1/23	Aa2	750,000	916,215

Elyria, OH City School Dist. G.O. Bonds (Classroom Fac. & School Impt.)
SGI, 5s, 12/1/35 (Prerefunded 6/1/17)	A1	110,000	116,104
U.S. Govt. Coll., SGI, 5s, 12/1/35 (Prerefunded 6/1/17)	A1	390,000	411,641

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/15/46	A3	590,000	592,997

Franklin Cnty., Hlth. Care Fac. Rev. Bonds
(OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 5 5/8s, 7/1/26	BBB-	1,100,000	1,208,350
5s, 11/15/44	A-/F	1,000,000	1,095,900

Gallia Cnty., Local School Impt. Dist. G.O. Bonds, 5s, 11/1/27	Aa2	815,000	984,047

Greene Cnty., Hosp. Facs. Rev. Bonds (Kettering Hlth. Network), 5 1/2s, 4/1/39	A2	1,000,000	1,098,290

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 6 5/8s, 1/1/46	BBB	590,000	674,022

Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC
zero %, 12/1/24	A2	3,000,000	2,346,390
zero %, 12/1/22	A2	500,000	427,110

Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds
(Metro. Swr. Dist.), Ser. A, NATL, U.S. Govt. Coll., 5s, 12/1/28 (Prerefunded 12/1/16)	AA+	1,500,000	1,551,690
Ser. A, 5s, 12/1/22	AA+	750,000	922,628

Huran Cnty., Human Svcs. G.O. Bonds, NATL, 6.55s, 12/1/20	Aa3	1,315,000	1,493,630

JobsOhio Beverage Syst. Rev. Bonds (Statewide Sr. Lien Liquor Profits), Ser. A, 5s, 1/1/38	AA	700,000	791,826

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C
6s, 8/15/43	A3	180,000	197,629
U.S. Govt. Coll., 6s, 8/15/43 (Prerefunded 8/15/18)	AAA/P	935,000	1,054,428

Lakewood, City School Dist. G.O. Bonds
NATL, zero %, 12/1/17	Aa2	1,190,000	1,162,797
AGM, zero %, 12/1/16	Aa2	1,250,000	1,239,838

Lancaster, City Fac. Construction & Impt. School Dist. G.O. Bonds, 5s, 10/1/37	AA	1,000,000	1,150,100

Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Partners), Ser. H, AGC, 5s, 2/1/29	AA	2,000,000	2,151,420

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 5s, 11/15/30	A-	750,000	826,920

Lucas Cnty., Hlth. Care Fac. Rev. Bonds
(Lutheran Homes), Ser. A, 7s, 11/1/45 (Prerefunded 11/1/20)	BB+/P	700,000	890,064
(Sunset Retirement Cmntys.), 5 1/2s, 8/15/30	A-/F	650,000	734,266

Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med. Ctr.), 5 1/4s, 5/15/17	A2	1,250,000	1,261,925

Milford, Exempt Village School Dist. G.O. Bonds, 5s, 12/1/19	Aa2	200,000	227,506

Montgomery Cnty., Rev. Bonds (Catholic Hlth. Initiatives), Ser. D, 6 1/4s, 10/1/33	A2	1,000,000	1,119,380

Montgomery Cnty., VRDN (Miami Valley Hosp.), Ser. C, 0.01s, 11/15/39	VMIG1	1,100,000	1,100,000

Mount Healthy City School Dist. G.O. Bonds
(School Impt.), AGM, 5 1/4s, 12/1/22 (Prerefunded 6/1/18)	A1	1,105,000	1,217,798
5s, 12/1/21	Aa2	500,000	593,840

Napoleon, City Fac. Construction & Impt. School Dist. G.O. Bonds, 5s, 12/1/36	Aa3	500,000	560,770

New Albany, Plain Local School Dist. G.O. Bonds (School Impt.), 4s, 12/1/29	Aa1	1,410,000	1,527,721

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHMLC Coll., 5s, 11/1/28	Aaa	500,000	527,570

OH State G.O. Bonds
(Hwy. Cap. Impts.), Ser. Q, 5s, 5/1/27	AAA	1,500,000	1,804,890
Ser. R, 5s, 5/1/24	AAA	1,000,000	1,248,730
(Infrastructure Impt.), Ser. B, 5s, 8/1/23	Aa1	1,250,000	1,551,800

OH State Rev. Bonds
(Regl. Swr. Dist.), 5s, 11/15/49	Aa1	1,250,000	1,425,738
(Northeast OH Regl. Swr. Dist.), 5s, 11/15/44	Aa1	2,000,000	2,310,840
Ser. A, U.S. Govt. Coll., 5s, 10/1/22 (Prerefunded 4/1/18)	AAA/P	3,090,000	3,364,268

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.8s, 12/1/38	Baa1	1,000,000	1,127,530

OH State Air Quality Dev. Auth. Rev. Bonds (Buckeye Pwr. Recvy. Zone Fac.), 6s, 12/1/40	A2	1,000,000	1,195,170

OH State Air Quality Dev. Auth., Poll. Control Mandatory Put Bonds (5/1/20) (FirstEnergy Nuclear), Ser. C, 3.95s, 11/1/32	Baa3	300,000	310,110

OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6 1/4s, 10/1/18	AA-	1,000,000	1,134,090
(U. of Dayton), Ser. A, 5 5/8s, 12/1/41	A2	1,200,000	1,408,392
(U. of Dayton), 5 1/2s, 12/1/36	A2	1,000,000	1,114,580

OH State Higher Edl. Fac. Comm. Rev. Bonds
(Summa Hlth. Syst. - 2010), 5 3/4s, 11/15/40	Baa1	1,000,000	1,094,070
(Kenyon College), 5s, 7/1/44	A1	2,000,000	2,215,080
(Xavier U.), 5s, 5/1/40	A3	750,000	817,125
(Oberlin Coll.), 5s, 10/1/31	AA	650,000	764,478
(Cleveland Clinic Hlth. Syst. Oblig. Group), 5s, 1/1/31	Aa2	1,500,000	1,730,280
(Cleveland Clinic Hlth. Syst. Oblig. Group), 5s, 1/1/25	Aa2	1,145,000	1,350,299
(U. of Dayton), Ser. A, 5s, 12/1/24	A2	285,000	347,395

OH State Hosp. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. A, 5s, 1/15/41(FWC)	A2	1,000,000	1,125,160

OH State Private Activity Rev. Bonds (Portsmouth Bypass Gateway Group, LLC), AGM, 5s, 12/31/39	AA	750,000	837,548

OH State Tpk. Comm. Rev. Bonds
(Infrastructure), Ser. A-1, 5 1/4s, 2/15/32	A1	350,000	414,729
5s, 2/15/48	A1	1,250,000	1,388,375

OH State U. Rev. Bonds
Ser. A, 5s, 12/1/39	Aa1	1,000,000	1,163,650
(Gen. Receipts Special Purpose), Ser. A, 5s, 6/1/38	Aa2	1,000,000	1,141,900

OH State Wtr. Dev. Auth. Poll. Control Mandatory Put Bonds (6/3/19) (FirstEnergy Nuclear Generation, LLC), 4s, 12/1/33	Baa3	750,000	782,498

OH U. Gen. Recipients Athens Rev. Bonds
5s, 12/1/43	Aa3	1,035,000	1,180,842
5s, 12/1/42	Aa3	500,000	565,655

Penta Career Ctr. COP, 5s, 4/1/20	Aa3	1,500,000	1,699,260

Princeton, City School Dist. G.O. Bonds, 5s, 12/1/36	AA	500,000	583,505

Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	1,700,000	1,883,328

River Valley, Local School Dist. G.O. Bonds (School Fac. Construction & Impt.), AGM, 5 1/4s, 11/1/23	Aa2	300,000	369,648

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.), 5 1/2s, 2/15/28	A2	1,250,000	1,346,475

South Western City, School Dist. G.O. Bonds (Franklin & Pickway Cnty.), AGM, 4 3/4s, 12/1/23	Aa2	2,000,000	2,063,840

Steubenville Hosp. Rev. Bonds (Trinity Hlth. Syst.), 5s, 10/1/30	A3	500,000	546,485

Sylvania, City School Dist. G.O. Bonds (School Impt.), AGC, U.S. Govt. Coll., 5s, 12/1/27 (Prerefunded 6/1/17)	AA	1,500,000	1,583,235

Toledo, City School Facs Impt. Dist. G.O. Bonds, 5s, 12/1/26	Aa2	1,000,000	1,203,080

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45s, 12/15/21	Baa1	1,900,000	2,316,138

U. of Akron Rev. Bonds, Ser. A
5s, 1/1/31	A1	500,000	585,065
5s, 1/1/28	A1	1,000,000	1,178,260

U. of Cincinnati Rev. Bonds
Ser. F, 5s, 6/1/34	Aa3	1,500,000	1,735,800
Ser. A, 5s, 6/1/31	Aa3	500,000	585,385
Ser. A, 5s, 6/1/30	Aa3	1,000,000	1,177,180

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group)
Ser. A, 5 3/4s, 7/1/33	A	500,000	591,990
5s, 7/1/39	A	1,000,000	1,118,230

Westerville, G.O. Bonds
AMBAC, 5s, 12/1/26	Aaa	105,000	112,966
AMBAC, U.S. Govt. Coll., 5s, 12/1/26 (Prerefunded 12/1/17)	Aaa	1,215,000	1,308,944

Westlake, Rev. Bonds (American Greetings-Crocker Park Pub. Impt.), 5s, 12/1/33	Aa1	1,000,000	1,182,310

Willoughby-Eastlake, City School Dist. G.O. Bonds (School Impt.), 5s, 12/1/46	Aa3	1,000,000	1,144,000

Youngstown State U. Rev. Bonds
AGC, 5 1/4s, 12/15/29	AA	500,000	564,305
5s, 12/15/25	A2	500,000	567,050

Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds, U.S. Govt. Coll.
7 3/8s, 10/1/21 (Escrowed to maturity)	AAA/P	220,000	221,223
7 3/8s, 10/1/20 (Escrowed to maturity)	AAA/P	205,000	206,140
7 3/8s, 10/1/19 (Escrowed to maturity)	AAA/P	185,000	186,029
7 3/8s, 10/1/18 (Escrowed to maturity)	AAA/P	180,000	181,001
7 3/8s, 10/1/17 (Escrowed to maturity)	AAA/P	160,000	160,890
7 3/8s, 10/1/16 (Escrowed to maturity)	AAA/P	155,000	155,856

			135,048,331
Oklahoma (0.9%)

OK State Tpk. Auth. VRDN, Ser. F, 0.01s, 1/1/28	VMIG1	1,345,000	1,345,000

			1,345,000
Puerto Rico (0.4%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5 3/8s, 5/15/33	BBB	360,000	367,672

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/43	AA-	1,000,000	179,750

			547,422
Virgin Islands (0.8%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	300,000	331,704
Ser. A-1, 5s, 10/1/39	Baa2	375,000	405,150
Ser. A, 5s, 10/1/25	Baa2	350,000	388,959

			1,125,813
TOTAL INVESTMENTS

Total investments (cost $129,445,973)(b)			$139,294,784

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2015 through February 29, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $142,491,469.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $129,414,324, resulting in gross unrealized appreciation and depreciation of $9,991,041 and $110,581, respectively, or net unrealized appreciation of $9,880,460.
(FWC)	Forward commitment, in part or in entirety.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Prerefunded	21.7%
	Local debt	15.8
	Healthcare	15.5
	Education	15.4
	Utilities	11.9
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	10.5%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$139,294,784	$—

Totals by level	$—	$139,294,784	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2016